DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Oct. 31, 2019
DOCUMENT AND ENTITY INFORMATION
Entity Registrant Name	BioPharmX Corp
Entity Central Index Key	0001504167
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth	false